RISK MANAGEMENT - Concentrations of credit risk - Concentration by currency - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	251,981,889	236,970,165
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	190,129,486	176,168,055
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	200,136,125	186,203,770	$ 188,313,361	$ 231,573,437
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	163,323,069	155,464,105
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Financial assets	36,813,056	30,739,665
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	110,756,010	102,145,802
Loans to corporate entities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	116,119,698	107,440,424
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	110,051,750	101,753,217
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	115,414,643	107,047,817	104,775,099	122,027,804
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	86,935,650	83,083,022
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Financial assets	28,478,993	23,964,795
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	704,260	392,585
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	705,055	392,607	5,967,743	3,218,433
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	272,307	159,757
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Financial assets	432,748	232,850
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	57,810,307	55,692,165
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	61,976,325	59,999,611	59,419,444	76,889,145
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	57,615,997	56,580,248
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Financial assets	4,360,328	3,419,363
Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	21,562,412	18,106,219
Mortgages [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	22,035,727	18,486,206	17,883,355	29,120,316
Mortgages [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	18,494,740	15,363,549
Mortgages [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Financial assets	3,540,987	3,122,657
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	757	223,869
Microcredit [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	4,375	277,529	$ 267,720	$ 317,739
Microcredit [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	$ 4,375	$ 277,529